RESTRUCTURING (Tables)	12 Months Ended
Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Schedule of Changes in Restructuring Accrual	The following table summarizes changes in the restructuring accrual during the twelve months ended September 30, 2024 and 2023 (amounts in thousands):

Balance at September 30, 2022	$901
Additional costs incurred	2,109
Payments	(3,070)
Foreign currency effect on the restructuring accrual	60
Balance at September 30, 2023	—
Costs incurred	1,762
Payments	(1,762)
Balance at September 30, 2024	$—